CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2014
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2013	2014
	(EUR in millions)
Current accounts with banks	374	505
Cash and similar items	1,205	1,246
Current account with central bank	355	966
Other	34	10
Total	1,968	2,727

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).